Other current non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other current non-financial liabilities
Summary of other current liabilities

in EUR	12/31/2022	12/31/2021
Accrued expenses	439,803	135,055
Social security liabilities	223,570	304,864
Liabilities for remaining leave	580,585	613,145
Tax liabilities other than income taxes	392,773	619,172
Contract liabilities	1,794,903	1,021,095
Liability for continued services of employees	400,083	1,083,000
Liabilities due to personnel bonus	1,021,192	2,245,134
Miscellaneous other non‑financial liabilities	1,136,471	1,561,018
Total	5,989,380	7,582,483